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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Tekla Capital Management LLC
                 -------------------------------
   Address:      2 Liberty Square, 9th Floor
                 -------------------------------
                 Boston, MA 02109
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Woodward
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Laura Woodward                 Boston, MA          2/1/13
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          61
                                        --------------------

Form 13F Information Table Value Total:    $625,908
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]


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
                                                                       FORM 13F
Name of Reporting Manager: TEKLA CAPITAL MANAGEMENT LLC                                                              (SEC USE ONLY)
Page 1 of 1


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
Accuray, Inc.             Common         004397105    4,320      671,923  SH       Sole       NA         Sole
Acorda Therapeutics,
 Inc.                     Common         00484M106    3,602      144,881  SH       Sole       NA         Sole
Aetna, Inc.               Common         00817Y108    9,132      197,241  SH       Sole       NA         Sole
Akorn, Inc.               Common         009728106   12,502      935,758  SH       Sole       NA         Sole
Alere, Inc.               Common         01449J105    6,507      351,726  SH       Sole       NA         Sole
Alexion Pharmaceuticals,
 Inc.                     Common         015351109   30,988      330,329  SH       Sole       NA         Sole
Alkermes plc              Shares         G01767105    7,725      417,103  SH       Sole       NA         Sole
Allergan, Inc.            Common         018490102    9,971      108,700  SH       Sole       NA         Sole
Amarin Corporation plc    Sponsored ADR  023111206    6,387      789,498  SH       Sole       NA         Sole
Amgen, Inc.               Common         031162100      864       10,009  SH       Sole       NA         Sole
Amicus Therapeutics,
 Inc.                     Common         03152W109      186       69,322  SH       Sole       NA         Sole
ARIAD Pharmaceuticals,
 Inc.                     Common         04033A100   11,865      618,620  SH       Sole       NA         Sole
Baxter International,
 Inc.                     Common         071813109    5,178       77,675  SH       Sole       NA         Sole
Biogen Idec, Inc.         Common         09062X103   32,181      219,409  SH       Sole       NA         Sole
Celgene Corporation       Common         151020104   45,887      582,910  SH       Sole       NA         Sole
Celldex Therapeutics,
 Inc.                     Common         15117B103      939      140,000  SH       Sole       NA         Sole
Ceres, Inc.               Common         156773103    1,936      426,481  SH       Sole       NA         Sole
Cornerstone
 Therapeutics, Inc.       Common         21924P103      313       66,112  SH       Sole       NA         Sole
Covance, Inc.             Common         222816100    8,088      140,000  SH       Sole       NA         Sole
Cubist Pharmaceuticals,
 Inc.                     Common         229678107   11,187      265,972  SH       Sole       NA         Sole
Curis, Inc.               Common         231269101    3,390      988,471  SH       Sole       NA         Sole
CVS Caremark Corporation  Common         126650100    3,461       71,591  SH       Sole       NA         Sole
Dendreon Corporation      Common         24823Q107    1,989      376,728  SH       Sole       NA         Sole
Edwards Lifesciences
 Corporation              Common         28176E108    5,248       58,200  SH       Sole       NA         Sole
Endo Pharmaceutical
 Holdings, Inc.           Common         29264F205    8,363      318,340  SH       Sole       NA         Sole
Endocyte, Inc.            Common         29269A102      541       60,200  SH       Sole       NA         Sole
Gilead Sciences, Inc.     Common         375558103   55,261      752,356  SH       Sole       NA         Sole
Hologic, Inc.             Common         436440101   16,291      813,328  SH       Sole       NA         Sole
iCAD, Inc.                Common         44934S206      362       75,585  SH       Sole       NA         Sole
IDEXX Laboratories, Inc.  Common         45168D104    5,221       56,265  SH       Sole       NA         Sole
Illumina, Inc.            Common         452327109    6,414      115,379  SH       Sole       NA         Sole
Immunogen, Inc.           Common         45253H101    5,021      393,773  SH       Sole       NA         Sole
Impax Laboratories, Inc.  Common         45256B101    7,063      344,683  SH       Sole       NA         Sole
Incyte Corporation        Common         45337C102    6,998      421,300  SH       Sole       NA         Sole
IntelliPharmaCeutics
 International, Inc.      Common         458173101    4,285    1,735,000  SH       Sole       NA         Sole
Ironwood
 Pharmaceuticals, Inc.    Common         46333X108    2,310      208,287  SH       Sole       NA         Sole
Keryx Biopharmaceuticals,
 Inc.                     Common         492515101    1,931      737,080  SH       Sole       NA         Sole
McKesson Corporation      Common         58155Q103    5,513       56,862  SH       Sole       NA         Sole
Medivation, Inc.          Common         58501N101   13,352      260,986  SH       Sole       NA         Sole
Merck & Co., Inc.         Common         58933Y105   12,144      296,620  SH       Sole       NA         Sole
Mylan, Inc.               Common         628530107   21,457      780,834  SH       Sole       NA         Sole
Nektar Therapeutics       Common         640268108    5,000      674,724  SH       Sole       NA         Sole
Neurocrine Biosciences,
 Inc.                     Common         64125C109   11,090    1,482,649  SH       Sole       NA         Sole
NPS Pharmaceutical, Inc.  Common         62936P103    5,919      650,443  SH       Sole       NA         Sole
OncoGenex
 Pharmaceuticals, Inc.    Common         68230A106    1,484      113,100  SH       Sole       NA         Sole
Onyx Pharmaceuticals,
 Inc.                     Common         683399109   13,988      185,200  SH       Sole       NA         Sole
Perrigo Company           Common         714290103   21,077      202,607  SH       Sole       NA         Sole
Puma Biotechnology, Inc.  Common         74587V107   20,731    1,105,667  SH       Sole       NA         Sole
Questcor
 Pharmaceuticals, Inc.    Common         74835Y101   10,623      397,550  SH       Sole       NA         Sole
Regeneron
 Pharmaceuticals, Inc.    Common         75886F107   53,176      310,843  SH       Sole       NA         Sole
Sanofi                    Right
                          12/31/2020     80105N113      177      103,665  SH       Sole       NA         Sole
Shire plc                 Sponsored ADR  82481R106   15,454      167,653  SH       Sole       NA         Sole
Teva Pharmaceutical
 Industries Ltd.          ADR            881624209   11,631      311,476  SH       Sole       NA         Sole
Thermo Fisher
 Scientific, Inc.         Common         883556102    8,660      135,773  SH       Sole       NA         Sole
United Therapeutics
 Corporation              Common         91307C102    3,911       73,210  SH       Sole       NA         Sole
UnitedHealth Group, Inc.  Common         91324P102    4,471       82,436  SH       Sole       NA         Sole
Verastem, Inc.            Common         92337C104    7,778      884,920  SH       Sole       NA         Sole
Vertex Pharmaceuticals,
 Inc.                     Common         92532F100   15,922      379,627  SH       Sole       NA         Sole
VIVUS, Inc.               Common         928551100    3,521      262,383  SH       Sole       NA         Sole
Warner Chilcott plc       Shares A       G94368100    7,053      585,797  SH       Sole       NA         Sole
Watson Pharmaceuticals,
 Inc.                     Common         942683103    7,869       91,500  SH       Sole       NA         Sole



COLUMN TOTALS                                      $625,908

















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